Share-Based Payments - Other Grants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares Program	Dec. 31, 2018 EUR (€) shares Program	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,251,602	1,251,602
Fair value of stock options granted	$ 16.92		$ 19.94		$ 17.40
Description on calculation of expected volatility	Expected volatility is based on historical volatility calculated using 3 295 days of historical data. In the determination of the expected volatility	Expected volatility is based on historical volatility calculated using 3 295 days of historical data. In the determination of the expected volatility
Description on exercise price of options	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.
Weighted average remaining contractual life of options and warrants	8.39 years	8.39 years
Options and warrants outstanding	92,600,000			92,600,000
Options and warrants vested	16,200,000	16,200,000
Weighted average share price at the date of exercise	$ 90.71	€ 79.22
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	6 months	6 months
Vesting acceleration of stock options and restricted stock units | shares	300,000	300,000
Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting acceleration of stock options and restricted stock units | shares	300,000	300,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 11.82			€ 10.32
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 139.63			€ 121.95
Performance Share Unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term unit programs | Program	3	3
Performance Share Unit [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	2,700,000	2,700,000	2,000,000
Performance Share Unit [member] | Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	100,000	100,000
Performance Share Unit [member] | AB inBev [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	500,000	500,000
Performance Share Unit [member] | AB inBev [member] | Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 46,000,000
Performance Share Unit [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares grant the right to receive | shares	1	1
Performance Share Unit [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years
Performance Share Unit [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	10 years	10 years
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	2,300,000	2,300,000	100,000
Share-based compensation grant date fair value	$ 184,000,000		$ 9,000,000
Long Term Restricted Stock Unit Program One [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	400,000	400,000	800,000
Fair value of stock options granted	$ 35,000,000		$ 15,000,000
Long Term Restricted Stock Unit Program One [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years	5 years
Long Term Restricted Stock Unit Program Two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	Five years	Five years
Restricted stock units, vesting period variance	2 years 6 months	2 years 6 months
Long Term Restricted Stock Unit Program Two [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	3 years	3 years
Long term restricted stock unit program two series two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	5 years	5 years
Long term restricted stock unit program two series two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	Ten years	Ten years
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years	5 years
Share-based compensation grant date fair value	100,000	100,000
Share-based compensation grant date fair value	$ 1,000,000		$ 5,000,000
Other Grants Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange of stock options	0	0	300,000
Unvested stock options issued	0	0	0
Other Grants Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock up period	5 years	5 years